Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Trade Accounts Receivable, Net

Trade accounts receivable, net consisted of the following:

	December 31,	December 31,
	2021	2020
Trade accounts receivable	1,778	1,481
Current expected credit losses allowance ("CECLA")	(19)	(16)
Total	1,759	1,465

Schedule of Changes in Reported CECLA

On that basis, the changes in reported CECLA for the year ended December 31, 2021 are presented below:

CECLA as at December 31, 2020	(16)
Current-period adjustment to CECLA	(3)
CECLA as at December 31, 2021	(19)